Financial Risk Management - Summary of Cash Flows of Derivatives Held for Cash Flow Hedging (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash flow to be received (paid) of net-settled derivatives	₩ 34,059	₩ 82,130
Cash flow to be received of gross-settled derivatives	5,932,066	4,940,399
Cash flow to be paid of gross-settled derivatives	(6,767,611)	(5,745,168)
Up to 1 month
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash flow to be received (paid) of net-settled derivatives	(26)	1,402
Cash flow to be received of gross-settled derivatives	226,373	146,467
Cash flow to be paid of gross-settled derivatives	(277,652)	(192,685)
1-3 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash flow to be received (paid) of net-settled derivatives	3,844	6,654
Cash flow to be received of gross-settled derivatives	299,796	168,634
Cash flow to be paid of gross-settled derivatives	(406,140)	(272,362)
3-12 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash flow to be received (paid) of net-settled derivatives	13,411	22,907
Cash flow to be received of gross-settled derivatives	1,602,656	1,477,861
Cash flow to be paid of gross-settled derivatives	(1,770,081)	(1,616,687)
1-5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash flow to be received (paid) of net-settled derivatives	16,830	51,167
Cash flow to be received of gross-settled derivatives	3,803,241	3,147,437
Cash flow to be paid of gross-settled derivatives	(4,313,738)	(3,663,434)
Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash flow to be received (paid) of net-settled derivatives	0	0
Cash flow to be received of gross-settled derivatives	0	0
Cash flow to be paid of gross-settled derivatives	₩ 0	₩ 0